Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and amounts due from depository institutions	$ 6,242	$ 8,692
Interest-earning deposits	28,891	108,395
Total Cash and Cash equivalents	35,133	117,087
Securities available for sale	1,240	1,045
Securities held to maturity, fair value $171,603 and $213,903; respectively	164,648	206,965
Loans held for sale	1,602	5,856
Loans receivable, net of allowance for loan losses of $12,363 and $10,509; respectively	922,301	840,763
Premises and equipment	13,568	13,576
Federal Home Loan Bank of New York Stock	7,698	7,498
Interest receivable	4,063	4,997
Other real estate owned	3,274	6,570
Deferred income taxes	10,053	9,940
Other assets	7,778	2,611
Total Assets	1,171,358	1,216,908
LIABILITIES
Non-interest bearing deposits	85,950	78,589
Interest bearing deposits	854,836	899,034
Total deposits	940,786	977,623
Short-term Borrowings	17,000	0
Long-term debt	114,124	129,531
Other Liabilities	7,867	9,706
Total Liabilities	1,079,777	1,116,860
STOCKHOLDERS' EQUITY
Additional paid-in capital preferred stock	8,570
Common stock; $0.064; stated value; 20,000,000 shares authorized, 10,841,079 and 10,817,901 shares respectively, issued; 8,496,508 shares and 9,520,056 shares, respectively, outstanding	694	692
Additional paid-in capital common stock	91,846	91,715
Treasury stock, at cost, 2,344,571 and 1,297,845 shares, respectively	(27,177)	(16,327)
Retained earnings	18,883	25,255
Accumulated other comprehensive loss, net of taxes	(1,235)	(1,287)
Total Stockholders' equity	91,581	100,048
Total Liabilites and Stockholders' equity	$ 1,171,358	$ 1,216,908